CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Feb. 29, 2024	May 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 5 – CONVERTIBLE NOTES PAYABLE

In 2014, the Company issued convertible notes (“Notes”) to two of the Company’s founders under which the Company borrowed an aggregate of $350,000 on one Note and $75,000 on the second Note through July 2019. In July 2019, the Notes were amended and the due dates were extended to December 31, 2022. In March 2023, the maturity dates of the Notes were extended to December 31, 2026. No payments of principal or interest are required prior to maturity. The Notes call for interest at 4% per annum, compounded monthly and are convertible, at the option of the holder, upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors. Upon any conversion, all unpaid principal and accrued unpaid interest on the Notes will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In addition, the Notes are due upon demand at the option of the holder when there is a liquidation event, which shall include:

(i)	The closing of the sale, lease, transfer or other disposition of all or substantially all of the assets of Company or the grant of any exclusive license to any material portion of the Company’s intellectual property;

(ii)	The consummation of the merger or consolidation of the Company with or into another entity (except a merger or consolidation in which the holders of capital stock of the Company immediately prior to such merger or consolidation continue to hold, directly or indirectly, at least fifty percent (50%) of the voting power of the capital stock of the Company or the surviving or acquiring entity);

(iii)	The closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold, directly or indirectly, fifty percent (50%) or more of the outstanding voting stock of the Company (or the surviving or acquiring entity);

(iv)	An initial public offering of securities by Company or one of its subsidiaries; or

(v)	A liquidation, dissolution or winding up of the Company.

In the nine months ended February 29, 2024, the Company amended its outstanding convertible note (“Note”) to a founder under which it borrowed an additional $100,000. The Company estimates that the nominal interest rate on the Note is less than rates that may be obtained from third parties. The Company recorded a discount of $18,900 on the additional borrowing at an estimated effective rate of 10%, as an addition to paid-in capital. Other terms and conditions of the Note were not affected.

NOTE 7 – CONVERTIBLE NOTES PAYABLE

Founders

In 2014, the Company issued convertible notes (“Notes”) to two of the Company’s founders under which the Company borrowed an aggregate of $350,000 on one Note and $75,000 on the second Note through July 2019. In July 2019, the Notes were amended and the due dates were extended to December 31, 2022. In March 2023, the maturity dates of the Notes were extended to December 31, 2026. No payments of principal or interest are required prior to maturity. The Notes call for interest at 4% per annum, compounded monthly and are convertible, at the option of the holder, upon the Company’s next equity financing involving the Company’s sale of its equity securities to third party investors. Upon any conversion, all unpaid principal and accrued unpaid interest on the Notes will be exchanged for the Company’s securities at the lowest per unit price for securities sold to third parties in the next equity financing.

In addition, the Notes are due upon demand at the option of the holder when there is a liquidation event, which shall include:

(i)	The closing of the sale, lease, transfer or other disposition of all or substantially all of the assets of Company or the grant of any exclusive license to any material portion of the Company’s intellectual property;
(ii)	The consummation of the merger or consolidation of the Company with or into another entity (except a merger or consolidation in which the holders of capital stock of the Company immediately prior to such merger or consolidation continue to hold, directly or indirectly, at least fifty percent (50%) of the voting power of the capital stock of the Company or the surviving or acquiring entity);
(iii)	The closing of the transfer (whether by merger, consolidation or otherwise), in one transaction or a series of related transactions, to a person or group of affiliated persons (other than an underwriter of the Company’s securities), of the Company’s securities if, after such closing, such person or group of affiliated persons would hold, directly or indirectly, fifty percent (50%) or more of the outstanding voting stock of the Company (or the surviving or acquiring entity);
(iv)	An initial public offering of securities by Company or one of its subsidiaries; or
(v)	A liquidation, dissolution or winding up of the Company.

The Company estimates that the nominal interest rate on the Notes is less than rates that may be obtained from third parties. The Company has recorded discounts on the Notes, calculated at an estimated effective rate of 10%, as an addition to paid-in capital. Unamortized discounts presented as a deduction from the face amount of the Notes amounted to $95,481 and $63,904 as of May 31, 2023 and 2022, respectively.

Grantor

In November 2019, the under a grant award, the Company issued a convertible note (“ADDF Note”) to the Alzheimer’s Drug Discover Foundation (“ADDF”) under which the Company borrowed $246,000 in November 2019 and $246,000 in June 2020 with principal and interest due and payable on November 11, 2022. The ADDF Note provided for interest at 8% per annum, compounded monthly and was convertible, at the option of the holder upon maturity, upon a qualified equity or debt financing of at least $2,000,000, as defined, or at maturity provided the Company’s business plan meets certain conditions. The ADDF Note, together with accrued interest, was subsequently converted in accordance with its terms in May 2023 into 101,806 shares of common stock.

Concurrent with the issuance of the ADDF Note, the Company issued warrants to the grantor for 29,336 shares of the Company’s common stock at an exercise price of $5.87 per share. The warrants have a five-year life. The warrants had an estimated fair value at issuance of $125,289, which was recorded as additional paid-in capital and represented a discount on the Note. The discount was amortized on the interest method over the three-year term of the Note at an effective rate of 19%.

Interest expense

Interest expense consists of the following in the years ended May 31:

	2023	2022
Interest on notes	$44,531	$63,297
Amortization of discount	69,644	102,660
Total	$114,175	$165,957